Segment Information - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017 Segment Vessel Times Boats	Jun. 30, 2016 Vessel Times Boats
Revenue, Major Customer [Line Items]
Number of reportable segments | Segment			1
Number of time charters | Times			9	6
Number of bareboat charters | Boats			4	4
Number of vessels | Vessel			13	10
Minimum [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%